Payments, by Government - 12 months ended Jun. 30, 2024 - USD ($) $ in Millions		Taxes	Royalties	Fees	Infrastructure	Total Payments	Corporate income tax	Royalty-related income tax	Other payments	Total payments to governments
Total		$ 6,954.1	$ 3,721.5	$ 51.2	$ 11.1	$ 10,737.9	$ 6,708.2	$ 245.9	$ 477.1	$ 11,215.0	[1]
Australia
Total		5,287.0	3,720.0	32.6	10.1	9,049.7	5,287.0		417.0	9,466.7
Australia | Australian Taxation Office
Total		5,287.0				5,287.0	5,287.0		31.6	5,318.6
Australia | Central Highlands Regional Council (Queensland)
Total									4.1	4.1
Australia | City of Kalgoorlie-Boulder (Western Australia)
Total									0.2	0.2
Australia | City of Rockingham (Western Australia)
Total									0.1	0.1
Australia | Coal Mining Industry Long Service
Total									22.8	22.8
Australia | Isaac Regional Council (Queensland)
Total									8.3	8.3
Australia | Mackay Regional Council (Queensland)
Total									0.5	0.5
Australia | Municipal Council of Roxby Downs (South Australia)
Total									1.3	1.3
Australia | Muswellbrook Shire Council (New South Wales)
Total					0.1	0.1			2.8	2.9
Australia | Shire of Ashburton (Western Australia)
Total									0.6	0.6
Australia | Shire of Dundas (Western Australia)
Total									0.1	0.1
Australia | Shire of East Pilbara (Western Australia)
Total									4.8	4.8
Australia | Shire of Leonara (Western Australia)
Total									0.9	0.9
Australia | Shire of Wiluna (Western Australia)
Total									1.2	1.2
Australia | State of New South Wales
Total			178.4	2.7		181.1			9.1	190.2
Australia | State of Queensland
Total			1,363.4	1.5		1,364.9			80.3	1,445.2
Australia | State of South Australia
Total			138.8	5.6		144.4			39.3	183.7
Australia | State of Victoria
Total									7.9	7.9
Australia | State of Western Australia
Total			2,039.4	22.1	10.0	2,071.5			182.6	2,254.1
Australia | Town of Port Hedland (Western Australia)
Total									17.0	17.0
Australia | Other Australian Governments
Total				0.7		0.7			1.5	2.2
Brazil
Total		55.9	1.5	0.1		57.5	55.9		17.5	75.0
Brazil | Federal Tax Revenue Ministry
Total		55.9		0.1		56.0	55.9		17.5	73.5
Brazil | National Mining Agency
Total			$ 1.5			1.5				1.5
Canada
Total		13.3		8.5	1.0	22.8	13.3		5.9	28.7
Canada | Canada Revenue Agency
Total		13.6				13.6	13.6		2.3	15.9
Canada | Finances Quebec
Total		(0.1)			0.3	0.2	(0.1)		0.1	0.3
Canada | Government of British Columbia
Total		(0.2)				(0.2)	(0.2)			(0.2)
Canada | Government of Saskatchewan
Total				8.5		8.5			0.1	8.6
Canada | Rural Municipality of Leroy (Saskatchewan)
Total					0.1	0.1			3.1	3.2
Canada | Rural Municipality of Prairie Rose (Saskatchewan)
Total					0.2	0.2			0.1	0.3
Canada | Rural Municipality of Usborne
Total					$ 0.4	0.4				0.4
Canada | Other Canadian Governments
Total									0.2	0.2
Chile
Total	[2]	1,425.5		9.3		1,434.8	1,179.6	245.9	28.2	1,463.0
Chile | Servicio De Impuestos Internos
Total		1,425.5		9.3		1,434.8	1,179.6	$ 245.9	28.2	1,463.0
China
Total		7.1				7.1	7.1			7.1
China | China Tax Bureau
Total		7.1				7.1	7.1			7.1
Ecuador
Total									0.2	0.2
Ecuador | Instituto Ecuatoriano de Seguridad Social
Total									0.2	0.2
India
Total		0.1				0.1	0.1			0.1
India | Income Tax Department
Total		0.1				0.1	0.1			0.1
Japan
Total		0.3				0.3	0.3			0.3
Japan | National Tax Agency
Total		0.3				0.3	0.3			0.3
Malaysia
Total		0.9				0.9	0.9			0.9
Malaysia | Inland Revenue Board
Total		0.9				0.9	0.9			0.9
Netherlands
Total		5.5				5.5	5.5			5.5
Netherlands | Tax and Customs Administration
Total		5.5				5.5	5.5			5.5
Peru
Total		19.8				19.8	19.8		0.2	20.0
Peru | National Superintendency of Customs and Tax Administration
Total		19.8				19.8	19.8		0.2	20.0
Philippines
Total		0.5				0.5	0.5		0.4	0.9
Philippines | Bureau of Internal Revenue
Total		0.3				0.3	0.3		0.4	0.7
Philippines | Other Philippines Governments
Total		0.2				0.2	0.2			0.2
Singapore
Total		41.0				41.0	41.0			41.0
Singapore | Inland Revenue Authority of Singapore
Total		41.0				41.0	41.0			41.0
Switzerland
Total		2.5				2.5	2.5			2.5
Switzerland | Canton of Zug
Total		2.5				2.5	2.5			2.5
United Kingdom
Total		20.4				20.4	20.4		4.1	24.5
United Kingdom | City of Westminster
Total									1.0	1.0
United Kingdom | HM Revenue & Customs
Total		20.4				20.4	20.4		3.1	23.5
United States of America
Total		74.3		0.7		75.0	74.3		3.6	78.6
United States of America | Arizona Department of Revenue
Total				0.1		0.1				0.1
United States of America | Arizona State Land Department
Total				0.1		0.1				0.1
United States of America | Internal Revenue Service
Total									2.8	2.8
United States of America | State of New Mexico
Total		(1.0)				(1.0)	(1.0)			(1.0)
United States of America | U.S. Department of the Treasury
Total		$ 75.3				75.3	$ 75.3		0.2	75.5
United States of America | U.S. Nuclear Regulatory Commission
Total				0.3		0.3				0.3
United States of America | Utah State Tax Commission
Total				0.1		0.1				0.1
United States of America | Other US Governments
Total				$ 0.1		$ 0.1			$ 0.6	$ 0.7

[1]	Figures are rounded to the nearest decimal point.
[2]	Income and mining taxes are paid in Chile on a calendar year basis. However, for the purpose of this Report, taxes paid are included for BHP’s financial year (1 July 2023 to 30 June 2024). For reference, income tax and specific tax on mining activities paid by Escondida for CY2023 amount to US$1,307.0 million.